AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 4, 2019

No. 811-23334

No. 333-224164

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 3	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 4	[X]

(Check appropriate box or boxes)

SYMMETRY PANORAMIC TRUST

(Exact Name of Registrant as Specified in Charter)

151 National Drive

Glastonbury, Connecticut 06033

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  800-786-3309

Name and Address of Agent for Service:	With a copy to:
Dana D’Auria	Mark C. Amorosi
Symmetry Panoramic Trust	K&L Gates LLP
151 National Drive	1601 K Street NW
Glastonbury, Connecticut 06033	Washington, D.C. 20006

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[X]	Immediately upon filing pursuant to paragraph (b)	[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 relates to the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund (the “Funds”), each a separate series of Symmetry Panoramic Trust. The purpose of this filing is to file risk/return summary information for the Funds in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 to be signed on its behalf by the undersigned, duly authorized, in the town of Glastonbury and State of Connecticut, on the 4th day of December 2019.

SYMMETRY PANORAMIC TRUST

By:	/s/ Dana D’Auria
Name: Dana D’Auria Title: President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Tracie Ahern	Trustee	December 4, 2019
Tracie Ahern*

/s/ Jack Jennings	Trustee	December 4, 2019
Jack Jennings*

/s/ Thomas P. Lemke	Trustee	December 4, 2019
Thomas P. Lemke*

/s/ John McDermott	Trustee	December 4, 2019
John McDermott*

/s/ Fred Naddaff	Trustee	December 4, 2019
Fred Naddaff*

/s/ Steve Connors	Treasurer and Principal Financial Officer	December 4, 2019
Steve Connors

/s/ Dana D’Auria	President	December 4, 2019
Dana D’Auria

*	Signatures affixed by Dana D’Auria on December 4, 2019 pursuant to powers of attorney filed August 3, 2018.

EXHIBIT INDEX

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase